Commitments And Contingencies (Leases, Schedule of Rent Expense) (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Operating Leased Assets [Line Items]
Store base rent	$ 35,218		$ 126,517
Equipment rent	5,957		16,061
Total cash rent	41,175		142,578
Straight-line rent	1,181		(1,716)
Capital lease offset	(244)		(1,011)
Net rent expense	$ 42,112		$ 139,851
Predecessor [Member]
Operating Leased Assets [Line Items]
Store base rent		$ 562		$ 819
Equipment rent		155		175
Total cash rent		717		994
Straight-line rent		12		20
Net rent expense		$ 729		$ 1,014